Note 3 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Expenses
Cost of goods sold	164	-	-
Charges from related parties	346	222	186
Total	510	222	186

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2011	2012
Accounts Receivable – Sirton (now Vifarma S.p.A.)	€850	€765
Accounts Receivable – F3F S.p.A. (formerly FinSirton S.p.A.)	256	-
Accounts Receivable – Sigma Tau	30	217
Allowance of doubtful accounts	(850)	(765)
Accounts Receivable, net	286	217

Accounts Payable Sirton (now Vifarma S.p.A.)	5	5
Accounts Payable F3F S.p.A. (formerly FinSirton S.p.A.)	285	-
	290	5